Earnings per share (Detail) - PEN (S/) S/ / shares in Units, shares in Thousands, S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [line items]
Opening Balance	115,418	115,418	115,423
Sale of treasury stock	1		1
Purchase of treasury stock	(407)		(5)
Closing Balance	115,012	115,418	115,419
IFS's shareholders	S/ 1,072,728	S/ 1,668,026	S/ 1,790,155
Basic earnings per share attributable to IFS's shareholders (Soles)	S/ 9.327	S/ 14.452	S/ 15.51
Diluted earnings per share attributable to IFS's shareholders (Soles)	S/ 9.327	S/ 14.452	S/ 15.51
Outstanding shares [member]
Earnings per share [line items]
Opening Balance	115,418	115,418	115,423
Sale of treasury stock	1		1
Purchase of treasury stock	(939)		(6)
Closing Balance	114,480	115,418	115,418
Sharesconsidered in computation [member]
Earnings per share [line items]
Opening Balance	115,418	115,418	115,423
Sale of treasury stock	1		1
Purchase of treasury stock	(939)		(6)
Closing Balance	114,480	115,418	115,418